PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details Textual)	12 Months Ended
Dec. 31, 2017
Empresas Copec S.A [Member]
Percentage of ownership interests held by parent	99.978%
AntarChile S.A [Member] | Inversiones Angelini y Cia. Ltda [Member]
Percentage of ownership interests held	63.4015%
AntarChile S.A [Member] | Mr. Roberto Angelini Rossi [Member]
Percentage of ownership interests held	5.77307%
AntarChile S.A [Member] | Mrs. Patricia Angelini Rossi [Member]
Percentage of ownership interests held	4.32981%